JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 43.1%
Aerospace & Defense — 0.7%
Boeing Co. (The) 4.88%, 5/1/2025	21,520	24,023
BWX Technologies, Inc. 5.38%, 7/15/2026(a)	185	192
Howmet Aerospace, Inc.
5.13%, 10/1/2024	930	1,011
6.88%, 5/1/2025	725	844
5.90%, 2/1/2027	1,175	1,365
Leidos, Inc. 3.63%, 5/15/2025(a)	2,990	3,326
Raytheon Technologies Corp. 3.10%, 11/15/2021(a)	100	102
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027(a)	952	1,021
Spirit AeroSystems, Inc. 7.50%, 4/15/2025(a)	150	161
TransDigm, Inc. 6.25%, 3/15/2026(a)	1,840	1,950
Triumph Group, Inc.
6.25%, 9/15/2024(a)	500	485
7.75%, 8/15/2025	385	338

		34,818

Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
6.13%, 9/1/2023(a)	318	323
6.75%, 8/15/2024(a)	623	660
6.25%, 5/1/2025(a)	1,550	1,661

		2,644

Airlines — 0.0%(b)
Delta Air Lines, Inc.
4.50%, 10/20/2025(a)	328	346
4.75%, 10/20/2028(a)	460	495
United Airlines Holdings, Inc.
5.00%, 2/1/2024	200	195
4.88%, 1/15/2025	465	448

		1,484

Auto Components — 0.4%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)	675	680
Adient US LLC
9.00%, 4/15/2025(a)	450	501
7.00%, 5/15/2026(a)	935	1,014
Allison Transmission, Inc.
5.88%, 6/1/2029(a)	960	1,071
3.75%, 1/30/2031(a)	442	445
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	2,065	2,140
6.25%, 3/15/2026	454	465
6.50%, 4/1/2027	745	779
Clarios Global LP 6.25%, 5/15/2026(a)	1,495	1,588
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	1,510	1,585
Dana, Inc. 5.63%, 6/15/2028	200	216
Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023	625	625
Icahn Enterprises LP
6.25%, 2/1/2022	650	654
6.75%, 2/1/2024	365	372
6.25%, 5/15/2026	620	648
Metalsa SA de CV (Mexico) Series REGS, 4.90%, 4/24/2023(c)	2,400	2,484
Toyota Industries Corp. (Japan) 3.11%, 3/12/2022(a)	1,695	1,748

		17,015

Automobiles — 1.9%
BMW US Capital LLC (Germany) 3.80%, 4/6/2023(a)	13,805	14,858
Daimler Finance North America LLC (Germany)
2.00%, 7/6/2021(a)	1,500	1,513
3.40%, 2/22/2022(a)	10,540	10,904
2.55%, 8/15/2022(a)	5,710	5,900
3.35%, 2/22/2023(a)	150	159
1.75%, 3/10/2023(a)	4,960	5,080
Ford Motor Co. 9.00%, 4/22/2025	400	486
Hyundai Capital America
3.00%, 6/20/2022(a)	4,680	4,832
2.85%, 11/1/2022(a)	13,345	13,791
2.38%, 2/10/2023(a)	4,375	4,507
5.75%, 4/6/2023(a)	6,455	7,159
1.80%, 10/15/2025(a)	6,110	6,184
Volkswagen Group of America Finance LLC (Germany)
2.90%, 5/13/2022(a)	3,355	3,465
2.70%, 9/26/2022(a)	7,290	7,562
4.25%, 11/13/2023(a)	1,605	1,764
3.35%, 5/13/2025(a)	5,465	5,993

		94,157

Banks — 14.0%
ABN AMRO Bank NV (Netherlands) 2.65%, 1/19/2021(a)	200	201
AIB Group plc (Ireland)
4.75%, 10/12/2023(a)	7,200	7,917
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(d)	1,520	1,657
ANZ New Zealand Int’l Ltd. (New Zealand)
2.75%, 1/22/2021(a)	200	201
3.40%, 3/19/2024(a)	560	608
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023(a)	1,750	1,891
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	17,400	17,458
Banco Santander SA (Spain)
3.50%, 4/11/2022	7,000	7,279
3.85%, 4/12/2023	6,000	6,435
2.71%, 6/27/2024	11,800	12,561

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.75%, 5/28/2025	3,200	3,406
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(d)	4,820	4,964
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(d)	6,000	6,197
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(d)	9,280	9,749
(SOFR + 0.91%), 0.98%, 9/25/2025(d)	13,260	13,336
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025(d)	3,590	3,810
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026(d)	7,825	8,164
(SOFR + 1.01%), 1.20%, 10/24/2026(d)	9,165	9,224
Bank of Montreal (Canada) 2.50%, 6/28/2024	7,330	7,811
Bank of New Zealand (New Zealand)
3.50%, 2/20/2024(a)	5,190	5,650
2.00%, 2/21/2025(a)	5,170	5,431
Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023(a)	15,790	17,119
Barclays plc (United Kingdom)
3.68%, 1/10/2023	11,858	12,239
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(d)	6,115	6,399
BBVA USA
3.50%, 6/11/2021	1,750	1,774
2.88%, 6/29/2022	4,000	4,147
BNP Paribas SA (France)
3.38%, 1/9/2025(a)	8,080	8,808
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025(a)(d)	7,170	7,640
(SOFR + 2.07%), 2.22%, 6/9/2026(a)(d)	4,800	5,002
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022(a)	750	773
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(d)	15,825	16,393
3.10%, 4/2/2024	6,786	7,343
Capital One Bank USA NA (SOFR + 0.62%), 2.01%, 1/27/2023(d)	7,490	7,619
Capital One NA 2.15%, 9/6/2022	2,040	2,100
CIT Group, Inc.
5.00%, 8/1/2023	225	244
4.75%, 2/16/2024	835	908
Citigroup, Inc.
(SOFR + 0.87%), 2.31%, 11/4/2022(d)	4,665	4,745
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(d)	6,130	6,314
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(d)	12,210	12,678
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(d)(e)(f)	680	734
(SOFR + 2.75%), 3.11%, 4/8/2026(d)	12,730	13,838
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.34%, 6/24/2026(a)(d)	6,405	6,500
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026(a)(d)	9,000	9,020
Credit Agricole SA (France)
3.75%, 4/24/2023(a)	10,250	11,024
(SOFR + 1.68%), 1.91%, 6/16/2026(a)(d)	8,783	9,066
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	5,000	5,290
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026(a)(d)	12,715	12,748
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.85%), 1.13%, 9/16/2026(a)(d)	13,425	13,525
Fifth Third Bancorp
2.60%, 6/15/2022	100	103
2.38%, 1/28/2025	5,000	5,291
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(d)	4,435	4,589
3.60%, 5/25/2023	4,000	4,298
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023(d)	5,130	5,368
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025(d)	2,730	2,878
(SOFR + 1.54%), 1.64%, 4/18/2026(d)	6,405	6,496
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(d)	5,995	6,786
Huntington Bancshares, Inc. 2.30%, 1/14/2022	289	295
ING Groep NV (Netherlands)
4.10%, 10/2/2023	7,455	8,201
3.55%, 4/9/2024	475	519
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026(a)(d)	7,310	7,426
Lloyds Bank plc (United Kingdom)

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.30%, 5/7/2021	200	202
2.25%, 8/14/2022	1,890	1,950
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023(d)	12,345	12,700
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023(d)	4,545	4,592
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023(d)	9,830	10,255
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025(d)	5,605	6,144
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026(d)	4,130	4,344
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 0.86%, 7/26/2021(d)	85	85
3.54%, 7/26/2021	145	148
3.46%, 3/2/2023	4,000	4,261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024(d)	15,615	15,686
2.19%, 2/25/2025	8,175	8,610
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(d)	6,040	6,243
(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 7/10/2024(d)	15,000	15,206
(ICE LIBOR USD 3 Month + 0.61%), 0.85%, 9/8/2024(d)	5,665	5,679
MUFG Union Bank NA 3.15%, 4/1/2022	700	725
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(d)	9,370	9,756
3.88%, 9/12/2023	6,935	7,514
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(d)	8,555	9,326
NatWest Markets plc (United Kingdom) 2.38%, 5/21/2023(a)	7,220	7,511
Royal Bank of Canada (Canada) 2.25%, 11/1/2024	4,500	4,779
Santander UK Group Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024(d)	10,000	10,516
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026(d)	5,795	5,838
Santander UK plc (United Kingdom) 2.50%, 1/5/2021	385	386
Societe Generale SA (France)
3.25%, 1/12/2022(a)	9,000	9,255
3.88%, 3/28/2024(a)	1,000	1,086
2.63%, 10/16/2024(a)	10,975	11,526
2.63%, 1/22/2025(a)	5,515	5,799
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022(a)(d)	5,000	5,074
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(d)	20,555	21,365
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(a)(d)	3,475	3,661
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	65	68
2.70%, 7/16/2024	3,075	3,283
1.47%, 7/8/2025	19,345	19,780
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025(a)	6,570	6,591
Truist Bank (ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(d)	2,594	2,648
Truist Financial Corp. 2.50%, 8/1/2024	1,225	1,305
UniCredit SpA (Italy)
3.75%, 4/12/2022(a)	13,900	14,391
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026(a)(d)	4,430	4,506
Wells Fargo & Co.
3.75%, 1/24/2024	5,000	5,431
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025(d)	6,225	6,555
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026(d)	5,080	5,319
(SOFR + 2.00%), 2.19%, 4/30/2026(d)	7,150	7,484

		677,773

Beverages — 0.3%
Constellation Brands, Inc.
2.70%, 5/9/2022	50	51
2.65%, 11/7/2022	65	68
4.25%, 5/1/2023	7,640	8,313
Keurig Dr Pepper, Inc. 4.06%, 5/25/2023	5,500	5,968

		14,400

Biotechnology — 0.4%
AbbVie, Inc.
3.45%, 3/15/2022	300	310

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.60%, 11/21/2024	17,445	18,645

		18,955

Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028	980	1,038
Standard Industries, Inc.
4.75%, 1/15/2028(a)	2,030	2,139
3.38%, 1/15/2031(a)	493	495
Summit Materials LLC
5.13%, 6/1/2025(a)	260	264
5.25%, 1/15/2029(a)	1,145	1,191

		5,127

Capital Markets — 3.5%
Ameriprise Financial, Inc. 3.00%, 4/2/2025	6,000	6,536
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023(a)	17,750	18,320
3.80%, 6/9/2023	1,000	1,076
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024(a)(d)	250	271
(SOFR + 2.04%), 2.19%, 6/5/2026(a)(d)	6,840	7,132
Deutsche Bank AG (Germany)
3.15%, 1/22/2021	2,750	2,759
Series D, 5.00%, 2/14/2022	4,950	5,175
3.95%, 2/27/2023	2,020	2,144
(SOFR + 2.16%), 2.22%, 9/18/2024(d)	11,880	12,122
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(d)(e)(f)	755	756
3.63%, 1/22/2023	5,000	5,335
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(d)	1,995	2,068
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(d)	18,190	18,914
3.50%, 4/1/2025	7,750	8,586
LPL Holdings, Inc. 5.75%, 9/15/2025(a)	120	124
Macquarie Bank Ltd. (Australia) 3.90%, 1/15/2026(a)	6,620	7,620
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(d)	5,005	5,227
Morgan Stanley
(SOFR + 0.83%), 0.91%, 6/10/2022(d)	1,395	1,398
4.88%, 11/1/2022	14,000	15,130
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(d)	1,885	2,027
3.70%, 10/23/2024	4,636	5,153
(SOFR + 1.99%), 2.19%, 4/28/2026(d)	7,750	8,174
MSCI, Inc. 5.38%, 5/15/2027(a)	800	857
Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	9,235	9,525
UBS Group AG (Switzerland)
3.49%, 5/23/2023(a)	4,054	4,228
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(d)	9,415	9,770
4.13%, 9/24/2025(a)	4,000	4,574
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027(a)(d)	2,865	2,894

		167,895

Chemicals — 0.3%
Air Liquide Finance SA (France) 1.75%, 9/27/2021(a)	200	202
Axalta Coating Systems LLC 4.75%, 6/15/2027(a)	1,420	1,498
Celanese US Holdings LLC 3.50%, 5/8/2024	290	313
CF Industries, Inc.
3.40%, 12/1/2021(a)	92	94
5.15%, 3/15/2034	465	562
Chemours Co. (The) 7.00%, 5/15/2025	1,420	1,470
CVR Partners LP 9.25%, 6/15/2023(a)	525	522
NOVA Chemicals Corp. (Canada)
5.25%, 8/1/2023(a)	750	752
5.25%, 6/1/2027(a)	1,530	1,595
Nutrition & Biosciences, Inc. 1.23%, 10/1/2025(a)	5,345	5,411
Olin Corp. 5.63%, 8/1/2029	570	613
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	745	795
W.R. Grace & Co.-Conn. 4.88%, 6/15/2027(a)	905	948

		14,775

Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 5.25%, 12/15/2024(a)	12	12
ADT Security Corp. (The) 4.13%, 6/15/2023	315	332
Aramark Services, Inc. 5.00%, 2/1/2028(a)	655	688
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025(a)	240	270
Brink’s Co. (The) 4.63%, 10/15/2027(a)	310	327
Clean Harbors, Inc. 4.88%, 7/15/2027(a)	475	503
GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025(a)	1,355	1,382
Nielsen Finance LLC
5.00%, 4/15/2022(a)	401	401
5.63%, 10/1/2028(a)	1,325	1,412
Prime Security Services Borrower LLC
5.25%, 4/15/2024(a)	730	774

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.75%, 4/15/2026(a)	2,360	2,561

		8,662

Communications Equipment — 0.1%
CommScope, Inc.
5.50%, 3/1/2024(a)	130	134
6.00%, 3/1/2026(a)	3,755	3,961
8.25%, 3/1/2027(a)	995	1,072
Plantronics, Inc. 5.50%, 5/31/2023(a)	331	332

		5,499

Construction & Engineering — 0.0%(b)
AECOM 5.13%, 3/15/2027	755	844
MasTec, Inc. 4.50%, 8/15/2028(a)	1,170	1,222

		2,066

Construction Materials — 0.0%(b)
Cemex SAB de CV (Mexico) 5.70%, 1/11/2025(a)	2,200	2,243

Consumer Finance — 2.3%
AerCap Ireland Capital DAC (Ireland)
3.95%, 2/1/2022	4,726	4,850
3.50%, 5/26/2022	7,350	7,559
4.63%, 7/1/2022	4,350	4,564
3.30%, 1/23/2023	8,730	9,013
4.88%, 1/16/2024	10	11
3.15%, 2/15/2024	3,800	3,912
3.50%, 1/15/2025	155	161
Ally Financial, Inc.
5.13%, 9/30/2024	730	837
5.75%, 11/20/2025	1,870	2,184
American Express Co.
2.75%, 5/20/2022	1,460	1,508
3.40%, 2/27/2023	265	282
(ICE LIBOR USD 3 Month + 0.75%), 0.97%, 8/3/2023(d)	35	36
3.70%, 8/3/2023	35	38
American Honda Finance Corp. 1.00%, 9/10/2025	12,680	12,812
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022(a)	5,500	5,582
5.25%, 5/15/2024(a)	8,786	9,385
4.25%, 4/15/2026(a)	3,010	3,117
Capital One Financial Corp.
2.60%, 5/11/2023	5,940	6,227
3.50%, 6/15/2023	2,195	2,354
3.90%, 1/29/2024	2,405	2,636
Caterpillar Financial Services Corp. 2.85%, 5/17/2024	480	518
Curo Group Holdings Corp. 8.25%, 9/1/2025(a)	140	119
Ford Motor Credit Co. LLC
3.47%, 4/5/2021	820	822
3.22%, 1/9/2022	1,250	1,253
3.37%, 11/17/2023	415	420
4.06%, 11/1/2024	1,275	1,326
5.13%, 6/16/2025	230	248
4.13%, 8/4/2025	3,015	3,121
3.38%, 11/13/2025	442	444
4.39%, 1/8/2026	1,710	1,778
4.54%, 8/1/2026	1,385	1,453
4.27%, 1/9/2027	920	952
4.13%, 8/17/2027	415	429
4.00%, 11/13/2030	535	540
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024(a)(g)	1,124	983
Navient Corp.
6.13%, 3/25/2024	1,960	2,072
5.00%, 3/15/2027	175	174
OneMain Finance Corp.
7.75%, 10/1/2021	205	215
6.13%, 5/15/2022	740	781
7.13%, 3/15/2026	1,718	1,977
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(a)	10,460	10,939
4.50%, 3/15/2023(a)	2,500	2,604

		110,236

Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
6.00%, 2/15/2025(a)	203	210
5.25%, 4/30/2025(a)	400	423
4.13%, 8/15/2026(a)	1,645	1,707
5.25%, 8/15/2027(a)	1,205	1,257
Ball Corp.
5.25%, 7/1/2025	555	637
2.88%, 8/15/2030	650	647
Berry Global, Inc.
5.13%, 7/15/2023	216	219
4.88%, 7/15/2026(a)	1,600	1,698
Crown Americas LLC 4.75%, 2/1/2026	355	368
Graphic Packaging International LLC 4.75%, 7/15/2027(a)	350	385
LABL Escrow Issuer LLC 6.75%, 7/15/2026(a)	1,660	1,772
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	2,605	2,638
7.25%, 4/15/2025(a)	815	818
OI European Group BV 4.00%, 3/15/2023(a)	12	12
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023(a)	1,130	1,215
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027(a)	1,055	1,073
Sealed Air Corp.
5.13%, 12/1/2024(a)	345	378
4.00%, 12/1/2027(a)	750	803
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026(a)(h)	1,185	1,241

		17,501

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Distributors — 0.0%(b)
Performance Food Group, Inc. 5.50%, 10/15/2027(a)	350	372
Wolverine Escrow LLC 9.00%, 11/15/2026(a)	976	820

		1,192

Diversified Consumer Services — 0.1%
Service Corp. International
4.63%, 12/15/2027	1,275	1,352
3.38%, 8/15/2030	1,085	1,112

		2,464

Diversified Financial Services — 0.2%
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022(a)	9,735	9,998
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)	450	481
8.25%, 11/15/2026(a)	325	354
Sabre GLBL, Inc. 9.25%, 4/15/2025(a)	1,015	1,187

		12,020

Diversified Telecommunication Services — 1.1%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027(a)	425	479
6.00%, 2/15/2028(a)	240	244
Altice France SA (France) 7.38%, 5/1/2026(a)	1,725	1,811
AT&T, Inc. 2.30%, 6/1/2027	3,080	3,264
CCO Holdings LLC
4.00%, 3/1/2023(a)	200	202
5.75%, 2/15/2026(a)	452	469
5.13%, 5/1/2027(a)	7,413	7,799
5.00%, 2/1/2028(a)	6,890	7,243
4.25%, 2/1/2031(a)	1,026	1,064
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	545	567
Series W, 6.75%, 12/1/2023	245	272
Series Y, 7.50%, 4/1/2024	575	645
5.63%, 4/1/2025	975	1,045
5.13%, 12/15/2026(a)	2,845	2,958
4.00%, 2/15/2027(a)	3,845	3,975
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)	270	279
Frontier Communications Corp.
5.88%, 10/15/2027(a)	1,064	1,119
6.75%, 5/1/2029(a)	1,260	1,304
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023(i)	1,590	1,070
8.00%, 2/15/2024(a)(h)(i)	767	784
Level 3 Financing, Inc.
5.38%, 5/1/2025	495	508
4.63%, 9/15/2027(a)	605	631
Sprint Capital Corp. 8.75%, 3/15/2032	2,850	4,370
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	2,380	2,844
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	550	598
Verizon Communications, Inc. 3.00%, 3/22/2027	4,790	5,319
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029(a)	1,275	1,382
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)	1,105	1,099

		53,344

Electric Utilities — 1.1%
AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030(a)	2,290	2,454
American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	145	150
American Transmission Systems, Inc. 5.25%, 1/15/2022(a)	200	209
Ausgrid Finance Pty. Ltd. (Australia) 3.85%, 5/1/2023(a)	6,087	6,427
Edison International
2.40%, 9/15/2022	6,000	6,104
2.95%, 3/15/2023	5,410	5,585
Emera US Finance LP (Canada) 2.70%, 6/15/2021	2,575	2,600
Eskom Holdings SOC Ltd. (South Africa) 5.75%, 1/26/2021(c)	1,800	1,789
Evergy, Inc. 2.45%, 9/15/2024	1,300	1,377
Exelon Corp. 3.50%, 6/1/2022	375	391
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	21
Instituto Costarricense de Electricidad (Costa Rica) 6.95%, 11/10/2021(c)	1,500	1,481
ITC Holdings Corp. 2.70%, 11/15/2022	5,805	6,037
Jersey Central Power & Light Co. 4.30%, 1/15/2026(a)	230	256
NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	600	620
NRG Energy, Inc.
7.25%, 5/15/2026	750	796
6.63%, 1/15/2027	1,315	1,384
3.63%, 2/15/2031(a)	235	244
Pacific Gas and Electric Co. (ICE LIBOR USD 3 Month + 1.38%), 1.60%, 11/15/2021(d)	12,000	12,013
PG&E Corp. 5.00%, 7/1/2028	1,680	1,793
PNM Resources, Inc. 3.25%, 3/9/2021	69	70
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)	231	242
5.63%, 2/15/2027(a)	285	301

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.00%, 7/31/2027(a)	2,005	2,120

		54,464

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC
5.50%, 12/1/2024	500	553
4.25%, 4/1/2028	830	865
3.25%, 2/15/2029	410	411
Sensata Technologies, Inc. 4.38%, 2/15/2030(a)	1,000	1,070

		2,899

Energy Equipment & Services — 0.3%
Archrock Partners LP 6.88%, 4/1/2027(a)	555	577
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	5,251	5,486
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	745	417
Nabors Industries, Inc. 4.63%, 9/15/2021	58	49
Precision Drilling Corp. (Canada) 5.25%, 11/15/2024	632	411
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	4,995	5,098
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	565	447
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	145	136
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	180	167

		12,788

Entertainment — 0.2%
Cinemark USA, Inc.
4.88%, 6/1/2023	739	699
8.75%, 5/1/2025(a)	270	291
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	1,415	1,404
6.50%, 5/15/2027(a)	1,310	1,451
4.75%, 10/15/2027(a)	10	10
Netflix, Inc.
4.88%, 4/15/2028	3,350	3,836
5.88%, 11/15/2028	1,335	1,612
4.88%, 6/15/2030(a)	495	572
WMG Acquisition Corp.
3.88%, 7/15/2030(a)	830	859
3.00%, 2/15/2031(a)	1,030	1,002

		11,736

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.
3.50%, 1/31/2023	5,305	5,646
3.00%, 6/15/2023	110	117
2.40%, 3/15/2025	2,640	2,806
1.30%, 9/15/2025	3,180	3,234
2.75%, 1/15/2027	3,000	3,244
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(a)	590	543
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	935	958
HAT Holdings I LLC 5.25%, 7/15/2024(a)	175	182
Iron Mountain, Inc. 4.88%, 9/15/2027(a)	2,490	2,580
MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027	1,065	1,187
RHP Hotel Properties LP 4.75%, 10/15/2027	960	953
SBA Communications Corp.
4.00%, 10/1/2022	200	202
4.88%, 9/1/2024	580	594
3.88%, 2/15/2027(a)	650	670
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	6,294	6,706
VICI Properties LP
3.50%, 2/15/2025(a)	900	918
4.25%, 12/1/2026(a)	855	887
3.75%, 2/15/2027(a)	430	439
4.13%, 8/15/2030(a)	610	629
WEA Finance LLC (France)
3.15%, 4/5/2022(a)	8,940	9,099
2.88%, 1/15/2027(a)	3,110	3,111
Welltower, Inc. 3.63%, 3/15/2024	2,325	2,529

		47,234

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc.
3.50%, 2/15/2023(a)	135	139
5.75%, 3/15/2025	140	144
3.25%, 3/15/2026(a)	283	286
4.63%, 1/15/2027(a)	5,360	5,650
5.88%, 2/15/2028(a)	350	378
3.50%, 3/15/2029(a)	283	282
4.88%, 2/15/2030(a)	190	208
Rite Aid Corp. 8.00%, 11/15/2026(a)	2,009	2,039
Sysco Corp. 5.65%, 4/1/2025	6,000	7,151

		16,277

Food Products — 0.5%
Bunge Ltd. Finance Corp.
3.00%, 9/25/2022	100	103
1.63%, 8/17/2025	10,338	10,552
Campbell Soup Co. 3.65%, 3/15/2023	1,018	1,088
Darling Ingredients, Inc. 5.25%, 4/15/2027(a)	1,225	1,305
Kraft Heinz Foods Co.
4.63%, 1/30/2029	1,500	1,720
4.38%, 6/1/2046	2,420	2,581
Lamb Weston Holdings, Inc.
4.88%, 11/1/2026(a)	750	780
4.88%, 5/15/2028(a)	845	938
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(a)	400	411
Post Holdings, Inc.
5.00%, 8/15/2026(a)	525	545
5.75%, 3/1/2027(a)	2,355	2,479
5.63%, 1/15/2028(a)	595	633

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.63%, 4/15/2030(a)	214	223

		23,358

Gas Utilities — 0.0%(b)
AmeriGas Partners LP
5.63%, 5/20/2024	580	632
5.50%, 5/20/2025	955	1,051

		1,683

Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028(a)	1,005	1,058
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(a)	1,585	1,652
Teleflex, Inc. 4.63%, 11/15/2027	565	600

		3,310

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028(a)	1,200	1,277
Aetna, Inc.
2.75%, 11/15/2022	223	232
2.80%, 6/15/2023	60	63
Anthem, Inc. 2.95%, 12/1/2022	75	79
Centene Corp.
5.38%, 6/1/2026(a)	590	620
4.25%, 12/15/2027	2,175	2,315
4.63%, 12/15/2029	2,645	2,900
3.38%, 2/15/2030	995	1,043
3.00%, 10/15/2030	400	421
Community Health Systems, Inc. 8.63%, 1/15/2024(a)	1,635	1,700
CVS Health Corp.
3.70%, 3/9/2023	6,769	7,241
4.10%, 3/25/2025	17	19
1.30%, 8/21/2027	7,035	7,026
DaVita, Inc.
4.63%, 6/1/2030(a)	1,645	1,729
3.75%, 2/15/2031(a)	483	481
Encompass Health Corp.
5.13%, 3/15/2023	250	251
4.50%, 2/1/2028	1,460	1,528
4.75%, 2/1/2030	635	676
HCA, Inc.
5.88%, 5/1/2023	485	530
5.38%, 2/1/2025	200	224
5.88%, 2/15/2026	3,210	3,696
5.38%, 9/1/2026	2,535	2,880
5.63%, 9/1/2028	3,115	3,653
5.88%, 2/1/2029	3,640	4,351
Laboratory Corp. of America Holdings 2.30%, 12/1/2024	5,740	6,080
Tenet Healthcare Corp.
6.75%, 6/15/2023	560	602
7.00%, 8/1/2025	672	694
4.88%, 1/1/2026(a)	5,236	5,393
6.25%, 2/1/2027(a)	2,135	2,237

		59,941

Health Care Technology — 0.0%(b)
IQVIA, Inc. 5.00%, 5/15/2027(a)	800	842

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada)
4.25%, 5/15/2024(a)	321	327
5.75%, 4/15/2025(a)	810	865
Boyd Gaming Corp. 6.00%, 8/15/2026	125	130
Caesars Resort Collection LLC
5.75%, 7/1/2025(a)	926	980
5.25%, 10/15/2025(a)	755	755
Cedar Fair LP
5.38%, 6/1/2024	260	261
5.25%, 7/15/2029	345	354
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	271	260
Enterprise Development Authority (The) 12.00%, 7/15/2024(a)	355	398
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025(a)	1,015	1,075
5.13%, 5/1/2026	1,050	1,086
3.75%, 5/1/2029(a)	235	241
4.00%, 5/1/2031(a)	141	148
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	321	336
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	600	626
International Game Technology plc
6.25%, 2/15/2022(a)	345	354
6.25%, 1/15/2027(a)	440	489
KFC Holding Co. 4.75%, 6/1/2027(a)	1,365	1,430
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	1,165	1,223
MGM Resorts International
7.75%, 3/15/2022	1,450	1,548
5.75%, 6/15/2025	1,759	1,902
4.63%, 9/1/2026	33	34
5.50%, 4/15/2027	327	350
Scientific Games International, Inc. 5.00%, 10/15/2025(a)	619	637
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	1,915	1,908
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)	265	287
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)	570	603
Station Casinos LLC 5.00%, 10/1/2025(a)	470	474
Wyndham Destinations, Inc. 3.90%, 3/1/2023	285	289
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	1,150	1,173
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)	1,095	1,115
Yum! Brands, Inc.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.63%, 3/15/2031	352	351

		22,009

Household Durables — 0.2%
Lennar Corp.
4.88%, 12/15/2023	150	166
5.25%, 6/1/2026	965	1,141
Meritage Homes Corp. 6.00%, 6/1/2025	455	518
Newell Brands, Inc.
4.70%, 4/1/2026(h)	2,950	3,178
5.87%, 4/1/2036(h)	825	990
PulteGroup, Inc. 5.50%, 3/1/2026	335	402
Tempur Sealy International, Inc.
5.63%, 10/15/2023	347	353
5.50%, 6/15/2026	1,200	1,250

		7,998

Household Products — 0.2%
Central Garden & Pet Co.
5.13%, 2/1/2028	720	765
4.13%, 10/15/2030	630	664
Energizer Holdings, Inc.
7.75%, 1/15/2027(a)	845	921
4.75%, 6/15/2028(a)	2,090	2,186
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	1,900	1,956
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,160	1,198
5.00%, 10/1/2029(a)	1,870	2,020

		9,710

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 6.00%, 5/15/2026	565	595
Calpine Corp.
5.25%, 6/1/2026(a)	2,135	2,212
5.13%, 3/15/2028(a)	620	652
Exelon Generation Co. LLC
3.40%, 3/15/2022	380	393
3.25%, 6/1/2025	5,185	5,587

		9,439

Industrial Conglomerates — 0.1%
Roper Technologies, Inc. 1.00%, 9/15/2025	3,075	3,093

Insurance — 0.7%
American International Group, Inc. 2.50%, 6/30/2025	2,705	2,905
Athene Global Funding 3.00%, 7/1/2022(a)	5,165	5,332
Jackson National Life Global Funding
2.25%, 4/29/2021(a)	115	116
3.30%, 6/11/2021(a)	250	254
3.25%, 1/30/2024(a)	9,500	10,230
Protective Life Global Funding (ICE LIBOR USD 3 Month + 0.52%), 0.75%, 6/28/2021(a)(d)	150	150
Reliance Standard Life Global Funding II
2.63%, 7/22/2022(a)	2,415	2,482
2.15%, 1/21/2023(a)	4,505	4,625
3.85%, 9/19/2023(a)	45	48
2.50%, 10/30/2024(a)	6,190	6,421

		32,563

IT Services — 0.0%(b)
Exela Intermediate LLC 10.00%, 7/15/2023(a)	104	31
Gartner, Inc.
4.50%, 7/1/2028(a)	540	567
3.75%, 10/1/2030(a)	710	739

		1,337

Leisure Products — 0.1%
Mattel, Inc. 6.75%, 12/31/2025(a)	3,025	3,181

Machinery — 0.0%(b)
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(a)	250	253
Colfax Corp.
6.00%, 2/15/2024(a)	353	366
6.38%, 2/15/2026(a)	9	9
RBS Global, Inc. 4.88%, 12/15/2025(a)	505	515
Tennant Co. 5.63%, 5/1/2025	500	519
Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027(a)	335	352

		2,014

Media — 0.8%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026(a)	955	1,008
AMC Networks, Inc. 5.00%, 4/1/2024	815	829
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	1,159	1,158
5.13%, 8/15/2027(a)	1,940	1,959
CSC Holdings LLC
5.88%, 9/15/2022	450	479
5.25%, 6/1/2024	935	1,012
5.50%, 4/15/2027(a)	1,000	1,056
5.38%, 2/1/2028(a)	1,815	1,926
6.50%, 2/1/2029(a)	3,040	3,398
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	1,077	835
DISH DBS Corp.
6.75%, 6/1/2021	250	255
5.88%, 7/15/2022	820	861
5.00%, 3/15/2023	550	572
5.88%, 11/15/2024	3,959	4,211
7.75%, 7/1/2026	2,040	2,321
Entercom Media Corp.
7.25%, 11/1/2024(a)	900	864
6.50%, 5/1/2027(a)	177	171
Gray Television, Inc.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
7.00%, 5/15/2027(a)	385	424
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,450	1,535
5.25%, 8/15/2027(a)	885	907
Lamar Media Corp.
5.75%, 2/1/2026	350	363
3.75%, 2/15/2028	120	121
4.00%, 2/15/2030	85	88
Meredith Corp.
6.50%, 7/1/2025(a)	750	801
6.88%, 2/1/2026	1,135	1,129
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027(a)	1,735	1,850
4.75%, 11/1/2028(a)	406	418
Sinclair Television Group, Inc. 5.13%, 2/15/2027(a)	610	599
Sirius XM Radio, Inc.
4.63%, 7/15/2024(a)	780	808
5.38%, 7/15/2026(a)	2,455	2,553
5.50%, 7/1/2029(a)	1,065	1,166
TEGNA, Inc.
5.50%, 9/15/2024(a)	209	213
4.63%, 3/15/2028(a)	1,220	1,242
ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(d)	550	610
Videotron Ltd. (Canada) 5.13%, 4/15/2027(a)	1,185	1,255

		38,997

Metals & Mining — 0.5%
Alcoa Nederland Holding BV
6.75%, 9/30/2024(a)	545	563
7.00%, 9/30/2026(a)	1,560	1,672
6.13%, 5/15/2028(a)	590	651
Allegheny Technologies, Inc. 7.88%, 8/15/2023(h)	1,000	1,083
Arconic Corp.
6.00%, 5/15/2025(a)	869	936
6.13%, 2/15/2028(a)	750	814
Commercial Metals Co. 4.88%, 5/15/2023	895	942
Constellium SE
5.75%, 5/15/2024(a)	250	255
6.63%, 3/1/2025(a)	250	258
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022(a)	215	222
4.50%, 9/15/2027(a)	450	493
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	200	209
5.00%, 9/1/2027	1,230	1,307
4.13%, 3/1/2028	407	428
4.38%, 8/1/2028	963	1,029
4.25%, 3/1/2030	435	473
5.45%, 3/15/2043	520	650
Glencore Funding LLC (Australia) 1.63%, 9/1/2025(a)	9,050	9,179
Kaiser Aluminum Corp. 6.50%, 5/1/2025(a)	1,345	1,439
Novelis Corp.
5.88%, 9/30/2026(a)	350	367
4.75%, 1/30/2030(a)	280	297

		23,267

Multiline Retail — 0.0%(b)
Macy’s, Inc. 8.38%, 6/15/2025(a)	1,115	1,215
Nordstrom, Inc. 8.75%, 5/15/2025(a)	1,065	1,188

		2,403

Multi-Utilities — 0.4%
Ameren Corp. 2.50%, 9/15/2024	880	936
Dominion Energy, Inc.
4.10%, 4/1/2021(h)	1,250	1,265
2.72%, 8/15/2021(h)	1,150	1,168
Series A, 3.30%, 3/15/2025	6,570	7,251
NiSource, Inc. 0.95%, 8/15/2025	7,250	7,246
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	75	78
0.80%, 8/15/2025	3,480	3,475
Sempra Energy (ICE LIBOR USD 3 Month + 0.45%), 0.70%, 3/15/2021(d)	195	195

		21,614

Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Partners LP 5.38%, 9/15/2024	870	821
Antero Resources Corp. 5.13%, 12/1/2022	1,377	1,308
Apache Corp.
4.63%, 11/15/2025	1,999	2,078
4.88%, 11/15/2027	59	62
APT Pipelines Ltd. (Australia)
3.88%, 10/11/2022(a)	10,128	10,626
4.20%, 3/23/2025(a)	3,088	3,396
Azure Power Energy Ltd. (India) 5.50%, 11/3/2022(c)	900	927
Blue Racer Midstream LLC 6.13%, 11/15/2022(a)	1,730	1,730
BP Capital Markets America, Inc. 3.19%, 4/6/2025	4,000	4,391
Buckeye Partners LP
4.15%, 7/1/2023	665	672
4.13%, 3/1/2025(a)	285	284
4.13%, 12/1/2027	725	718
4.50%, 3/1/2028(a)	285	285
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	1,573	1,735
Cheniere Energy Partners LP 5.25%, 10/1/2025	2,785	2,858
Cheniere Energy, Inc. 4.63%, 10/15/2028(a)	740	767
Comstock Resources, Inc. 9.75%, 8/15/2026	1,111	1,175
Continental Resources, Inc.
5.00%, 9/15/2022	1,460	1,463
5.75%, 1/15/2031(a)	825	885

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Crestwood Midstream Partners LP 6.25%, 4/1/2023(h)	930	934
DCP Midstream Operating LP
3.88%, 3/15/2023	785	805
5.38%, 7/15/2025	1,020	1,100
5.63%, 7/15/2027	295	319
Diamondback Energy, Inc. 5.38%, 5/31/2025	6,000	6,246
Enbridge, Inc. (Canada)
2.90%, 7/15/2022	75	78
2.50%, 1/15/2025	5,900	6,216
Energen Corp. 4.63%, 9/1/2021	6,823	6,909
EnLink Midstream Partners LP 4.40%, 4/1/2024	1,085	1,046
EQM Midstream Partners LP
4.75%, 7/15/2023	1,485	1,515
6.00%, 7/1/2025(a)	865	921
EQT Corp. 7.88%, 2/1/2025(h)	1,285	1,471
Equinor ASA (Norway) 2.88%, 4/6/2025	7,210	7,835
Exxon Mobil Corp. 2.99%, 3/19/2025	7,095	7,751
Genesis Energy LP 7.75%, 2/1/2028	247	227
Gray Oak Pipeline LLC 2.60%, 10/15/2025(a)	15,515	15,751
Gulfport Energy Corp.
6.63%, 5/1/2023(i)	660	398
6.00%, 10/15/2024(i)	1,080	651
MEG Energy Corp. (Canada)
6.50%, 1/15/2025(a)	1,007	1,027
7.13%, 2/1/2027(a)	378	371
MPLX LP 1.75%, 3/1/2026	9,635	9,762
NuStar Logistics LP
6.75%, 2/1/2021	50	50
5.75%, 10/1/2025	192	202
6.00%, 6/1/2026	470	495
6.38%, 10/1/2030	192	208
Occidental Petroleum Corp.
2.70%, 8/15/2022	900	887
2.90%, 8/15/2024	970	904
8.00%, 7/15/2025	413	453
5.88%, 9/1/2025	822	830
8.50%, 7/15/2027	444	491
6.38%, 9/1/2028	192	196
8.88%, 7/15/2030	494	557
6.63%, 9/1/2030	192	200
ONEOK, Inc. 2.75%, 9/1/2024	3,370	3,515
Parsley Energy LLC
5.25%, 8/15/2025(a)	430	446
5.63%, 10/15/2027(a)	435	469
PBF Holding Co. LLC
9.25%, 5/15/2025(a)	127	126
6.00%, 2/15/2028(a)	590	310
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	3,800	3,589
6.88%, 8/4/2026	3,350	3,467
QEP Resources, Inc. 5.25%, 5/1/2023	620	530
Range Resources Corp. 5.00%, 3/15/2023	748	731
SM Energy Co.
6.13%, 11/15/2022	625	556
6.63%, 1/15/2027	685	385
Southwestern Energy Co. 6.45%, 1/23/2025(h)	1,495	1,529
Summit Midstream Holdings LLC 5.50%, 8/15/2022	105	86
Sunoco LP 4.88%, 1/15/2023	85	86
Tallgrass Energy Partners LP 4.75%, 10/1/2023(a)	610	599
Targa Resources Partners LP
5.88%, 4/15/2026	4,010	4,221
6.88%, 1/15/2029	1,180	1,323
4.88%, 2/1/2031(a)	320	340
TerraForm Power Operating LLC 4.25%, 1/31/2023(a)	314	324
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026(a)	2,000	2,251
Valero Energy Corp. 1.20%, 3/15/2024	9,400	9,398
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	134	82
Western Midstream Operating LP 4.00%, 7/1/2022	380	387
WPX Energy, Inc.
5.25%, 9/15/2024	750	802
5.75%, 6/1/2026	1,375	1,449
4.50%, 1/15/2030	940	974

		150,962

Personal Products — 0.0%(b)
Edgewell Personal Care Co.
4.70%, 5/24/2022	475	493
5.50%, 6/1/2028(a)	904	971
Prestige Brands, Inc. 6.38%, 3/1/2024(a)	595	610

		2,074

Pharmaceuticals — 0.7%
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	3,465	3,847
8.50%, 1/31/2027(a)	50	55
Bausch Health Cos., Inc.
7.00%, 3/15/2024(a)	130	134
6.13%, 4/15/2025(a)	1,880	1,934
5.50%, 11/1/2025(a)	4,155	4,280
5.75%, 8/15/2027(a)	2,915	3,134
7.00%, 1/15/2028(a)	27	29
5.00%, 1/30/2028(a)	1,824	1,823
5.00%, 2/15/2029(a)	580	584
5.25%, 1/30/2030(a)	228	233
5.25%, 2/15/2031(a)	465	470

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Elanco Animal Health, Inc. 5.90%, 8/28/2028(h)	950	1,115
EMD Finance LLC (Germany) 2.95%, 3/19/2022(a)	150	154
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	1,290	1,393
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	9,068	9,624
Viatris, Inc. 1.65%, 6/22/2025(a)	5,285	5,443
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 0.66%, 8/20/2021(d)	185	186
3.25%, 8/20/2021	240	245

		34,683

Professional Services — 0.0%(b)
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(a)	240	257

Real Estate Management & Development — 0.0%(b)
China Evergrande Group (China) 8.75%, 6/28/2025(c)	2,100	1,616

Road & Rail — 0.2%
Avis Budget Car Rental LLC
6.38%, 4/1/2024(a)	369	376
5.25%, 3/15/2025(a)	500	496
5.75%, 7/15/2027(a)	580	581
Hertz Corp. (The)
7.63%, 6/1/2022(a)(i)	138	133
5.50%, 10/15/2024(a)(i)	1,820	805
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	457
Ryder System, Inc.
3.50%, 6/1/2021	15	15
3.35%, 9/1/2025	4,405	4,871

		7,734

Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.50%, 12/5/2021	75	76
Microchip Technology, Inc. 4.25%, 9/1/2025(a)	95	100
ON Semiconductor Corp. 3.88%, 9/1/2028(a)	1,115	1,148
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	1,620	1,681

		3,005

Software — 0.1%
CDK Global, Inc. 4.88%, 6/1/2027	1,235	1,300
Nuance Communications, Inc. 5.63%, 12/15/2026	611	646
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	1,055	1,129

		3,075

Specialty Retail — 0.6%
AutoZone, Inc. 3.63%, 4/15/2025	6,000	6,683
Gap, Inc. (The) 8.88%, 5/15/2027(a)	1,435	1,665
Group 1 Automotive, Inc. 4.00%, 8/15/2028(a)	1,260	1,289
L Brands, Inc.
5.63%, 10/15/2023	825	882
6.88%, 7/1/2025(a)	885	957
6.88%, 11/1/2035	500	544
Penske Automotive Group, Inc. 5.50%, 5/15/2026	935	972
PetSmart, Inc.
7.13%, 3/15/2023(a)	1,720	1,699
5.88%, 6/1/2025(a)	1,855	1,876
Staples, Inc.
7.50%, 4/15/2026(a)	1,670	1,683
10.75%, 4/15/2027(a)	830	780
TJX Cos., Inc. (The) 3.50%, 4/15/2025	7,100	7,892

		26,922

Technology Hardware, Storage & Peripherals — 0.1%
EMC Corp. 3.38%, 6/1/2023	1,989	2,054
NCR Corp.
5.75%, 9/1/2027(a)	1,635	1,721
5.00%, 10/1/2028(a)	964	998
Western Digital Corp. 4.75%, 2/15/2026	1,115	1,218
Xerox Corp. 4.38%, 3/15/2023(h)	92	96

		6,087

Textiles, Apparel & Luxury Goods — 0.0%(b)
Hanesbrands, Inc. 4.63%, 5/15/2024(a)	250	263
William Carter Co. (The)
5.50%, 5/15/2025(a)	665	705
5.63%, 3/15/2027(a)	370	390

		1,358

Thrifts & Mortgage Finance — 0.9%
BPCE SA (France)
(ICE LIBOR USD 3 Month + 1.24%), 1.49%, 9/12/2023(a)(d)	250	254
2.38%, 1/14/2025(a)	3,855	4,051
(SOFR + 1.52%), 1.65%, 10/6/2026(a)(d)	11,305	11,494
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 3/15/2022(a)	210	210
Nationwide Building Society (United Kingdom)
2.00%, 1/27/2023(a)	5,200	5,368
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(d)	5,375	5,588
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024(a)(d)	1,000	1,062
3.90%, 7/21/2025(a)	9,150	10,360

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Quicken Loans LLC
5.25%, 1/15/2028(a)	900	954
3.63%, 3/1/2029(a)	1,320	1,312
3.88%, 3/1/2031(a)	130	132
Radian Group, Inc. 4.50%, 10/1/2024	335	348

		41,133

Tobacco — 0.8%
Altria Group, Inc. 2.35%, 5/6/2025	7,085	7,509
BAT Capital Corp. (United Kingdom)
2.79%, 9/6/2024	9,615	10,267
4.70%, 4/2/2027	2,760	3,231
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	5,320	5,415
Imperial Brands Finance plc (United Kingdom)
3.75%, 7/21/2022(a)	1,500	1,561
3.13%, 7/26/2024(a)	8,410	8,972

		36,955

Trading Companies & Distributors — 1.0%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	145	100
Air Lease Corp.
3.50%, 1/15/2022	1,500	1,541
3.75%, 2/1/2022	3,919	4,027
2.63%, 7/1/2022	485	498
2.25%, 1/15/2023	5,811	5,954
2.75%, 1/15/2023	9,004	9,281
3.88%, 7/3/2023	3,000	3,177
2.88%, 1/15/2026	9,615	9,954
Aviation Capital Group LLC 5.50%, 12/15/2024(a)	4,935	5,283
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025(a)	600	608
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	1,610	1,697
United Rentals North America, Inc.
3.88%, 11/15/2027	500	524
4.88%, 1/15/2028	3,655	3,901
3.88%, 2/15/2031	327	342
WESCO Distribution, Inc.
5.38%, 6/15/2024	250	256
7.13%, 6/15/2025(a)	1,755	1,911

		49,054

Transportation Infrastructure — 0.2%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025(a)	7,105	7,554

Wireless Telecommunication Services — 0.7%
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	50	51
5.25%, 8/1/2026	1,585	1,749
Kenbourne Invest SA (Chile) 6.88%, 11/26/2024(c)	2,100	2,233
Sprint Corp.
7.25%, 9/15/2021	300	312
7.88%, 9/15/2023	1,025	1,181
7.13%, 6/15/2024	306	356
7.63%, 2/15/2025	546	654
7.63%, 3/1/2026	7,449	9,263
T-Mobile USA, Inc.
6.00%, 4/15/2024	150	153
6.50%, 1/15/2026	120	125
4.50%, 2/1/2026	1,828	1,877
1.50%, 2/15/2026(a)	10,605	10,763
4.75%, 2/1/2028	5,053	5,426
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	75	82
4.13%, 5/30/2025	135	155

		34,380

TOTAL CORPORATE BONDS (Cost $2,028,321)		2,083,276

MORTGAGE-BACKED SECURITIES — 13.2%
FHLMC Gold Pools, 15 Year
Pool # J24740, 3.00%, 7/1/2028	76	81
Pool # G15655, 3.00%, 10/1/2028	193	204
Pool # G18528, 3.50%, 10/1/2029	4,942	5,289
Pool # G15890, 3.00%, 7/1/2031	5,248	5,601
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	58	61
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	402	445
FHLMC UMBS, 15 Year
Pool # ZS8594, 3.00%, 1/1/2031	2,502	2,624
Pool # ZS8598, 3.00%, 2/1/2031	2,651	2,781
Pool # SB0268, 3.00%, 5/1/2033	780	818
Pool # SB0041, 3.50%, 7/1/2034	5,253	5,711
FHLMC UMBS, 30 Year
Pool # ZS9524, 3.50%, 1/1/2044	18,127	19,786
Pool # SD0057, 3.50%, 5/1/2048	7,929	8,651
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	7,918	8,462
Pool # AL8153, 3.00%, 3/1/2031	5,331	5,686
Pool # AL9552, 3.50%, 8/1/2031	510	557

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AS9697, 3.50%, 5/1/2032	185	198
Pool # CA0778, 3.00%, 11/1/2032	322	344
Pool # BM5464, 3.00%, 2/1/2033	4,202	4,396
Pool # MA4179, 2.00%, 11/1/2035	72,846	75,862
Pool # MA4206, 2.00%, 12/1/2035	107,150	111,587
Pool # MA4229, 2.00%, 12/1/2035(j)	53,160	55,357
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	285	302
Pool # MA1527, 3.00%, 8/1/2033	178	189
Pool # MA1921, 3.50%, 6/1/2034	10,573	11,401
Pool # CA1791, 3.50%, 2/1/2038	18,232	19,613
FNMA UMBS, 30 Year
Pool # AB1463, 4.00%, 9/1/2040	10,521	11,627
Pool # AL7453, 4.00%, 2/1/2045	7,446	8,295
Pool # AS7039, 4.50%, 4/1/2046	1,728	1,906
Pool # FM1719, 4.50%, 11/1/2046	19,830	22,217
Pool # CA3519, 4.50%, 5/1/2049	35,604	39,824
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	15,218	16,948
Pool # BF0144, 3.50%, 10/1/2056	7,985	8,867
Pool # BF0184, 4.00%, 2/1/2057	4,744	5,284
Pool # BF0263, 3.50%, 5/1/2058	7,936	8,882
Pool # BF0381, 4.00%, 4/1/2059	4,371	4,868
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 12/25/2035(j)	28,100	29,251
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.00%, 12/25/2050(j)	65,260	67,795
GNMA II, 30 Year
Pool # MA6820, 3.00%, 8/20/2050	22,117	23,267
Pool # MA6866, 3.00%, 9/20/2050	14,976	15,726
Pool # MA6931, 2.50%, 10/20/2050	12,968	13,675
Pool # MA6995, 2.50%, 11/20/2050	10,300	10,836

TOTAL MORTGAGE-BACKED SECURITIES (Cost $626,389)		635,274

ASSET-BACKED SECURITIES — 10.6%
ACC Trust
Series 2019-2, Class A, 2.82%, 2/21/2023(a)	4,526	4,545
Series 2018-1, Class C, 6.81%, 2/21/2023(a)	1,981	1,992
Affirm Asset Securitization Trust Series 2020-A, Class A, 2.95%, 2/18/2025(a)	5,000	5,028
American Credit Acceptance Receivables Trust
Series 2017-2, Class D, 3.69%, 6/12/2023(a)	359	361
Series 2019-4, Class B, 2.43%, 10/12/2023(a)	5,700	5,755
Series 2018-1, Class D, 3.93%, 4/10/2024(a)	581	589
Series 2018-2, Class E, 5.16%, 9/10/2024(a)	750	779
Series 2018-3, Class C, 3.75%, 10/15/2024(a)	199	201
Series 2018-3, Class E, 5.17%, 10/15/2024(a)	750	782
Series 2019-1, Class D, 3.81%, 4/14/2025(a)	7,000	7,263
Series 2019-1, Class E, 4.84%, 4/14/2025(a)	5,500	5,803
Series 2019-3, Class D, 2.89%, 9/12/2025(a)	913	933
Series 2019-3, Class E, 3.80%, 9/12/2025(a)	577	599
Series 2019-4, Class C, 2.69%, 12/12/2025(a)	4,010	4,095
Series 2019-4, Class D, 2.97%, 12/12/2025(a)	2,980	3,068
Series 2019-4, Class E, 3.85%, 12/12/2025(a)	3,340	3,420
Series 2020-1, Class C, 2.19%, 3/13/2026(a)	14,630	14,845
Series 2020-1, Class E, 3.32%, 3/13/2026(a)	5,000	5,042
Series 2020-3, Class C, 1.85%, 6/15/2026(a)	3,150	3,196
Series 2020-4, Class C, 1.31%, 12/14/2026(a)	3,510	3,520
Series 2020-4, Class D, 1.77%, 12/14/2026(a)	5,527	5,548
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	5,160	5,307
Series 2017-3, Class D, 3.18%, 7/18/2023	500	516
Series 2019-1, Class C, 3.36%, 2/18/2025	750	791
Series 2019-2, Class C, 2.74%, 4/18/2025	1,000	1,040
Series 2019-2, Class D, 2.99%, 6/18/2025	3,500	3,670

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Aqua Finance Trust Series 2020-AA, Class A, 1.90%, 7/17/2046(a)	3,975	3,993
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026(a)	4,730	4,859
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.46%, 8/20/2024(a)	11,923	12,089
Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	5,062	5,124
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050(a)	1,500	1,544
Series 2020-1A, Class B1, 4.17%, 2/15/2050‡(a)	1,500	1,562
Carvana Auto Receivables Trust
Series 2019-4A, Class B, 2.53%, 7/15/2024(a)	7,550	7,725
Series 2019-4A, Class D, 3.07%, 7/15/2025(a)	1,821	1,882
Series 2020-N1A, Class D, 3.43%, 1/15/2026(a)	4,200	4,370
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044(a)(k)	4,663	4,809
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060(a)	5,155	5,218
Series 2020-1, Class B1, 2.28%, 7/15/2060‡(a)	2,849	2,887
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024(a)	3,675	3,764
Series 2020-1A, Class B, 1.55%, 1/13/2025(a)	4,000	4,006
Conn’s Receivables Funding LLC
Series 2019-A, Class C, 5.29%, 10/16/2023‡(a)	486	480
Series 2019-B, Class B, 3.62%, 6/17/2024‡(a)	2,500	2,481
CPS Auto Receivables Trust
Series 2016-B, Class D, 6.58%, 3/15/2022(a)	4,058	4,113
Series 2017-D, Class C, 3.01%, 10/17/2022(a)	119	120
Series 2019-B, Class C, 3.35%, 1/15/2024(a)	4,575	4,662
Series 2020-A, Class B, 2.36%, 2/15/2024(a)	2,185	2,218
Series 2019-D, Class D, 2.72%, 9/15/2025(a)	2,100	2,142
Series 2020-A, Class C, 2.54%, 12/15/2025(a)	1,690	1,724
Series 2020-A, Class D, 2.90%, 12/15/2025(a)	5,500	5,655
CPS Auto Trust
Series 2016-D, Class D, 4.53%, 1/17/2023(a)	97	98
Series 2018-C, Class D, 4.40%, 6/17/2024(a)	500	517
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class B, 3.89%, 10/15/2027(a)	350	358
Series 2018-3A, Class C, 4.04%, 12/15/2027(a)	350	360
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	3,210	3,297
Series 2019-3A, Class B, 2.86%, 1/16/2029(a)	9,250	9,629
Series 2020-3A, Class B, 1.77%, 12/17/2029(a)	8,600	8,651
Drive Auto Receivables Trust
Series 2019-3, Class B, 2.65%, 2/15/2024	1,187	1,201
Series 2018-3, Class D, 4.30%, 9/16/2024	500	518
Series 2019-3, Class C, 2.90%, 8/15/2025	1,000	1,031
Series 2019-4, Class C, 2.51%, 11/17/2025	2,000	2,041
Series 2018-4, Class D, 4.09%, 1/15/2026	500	520
Series 2019-2, Class D, 3.69%, 8/17/2026	500	525
Series 2019-3, Class D, 3.18%, 10/15/2026	3,000	3,119
Series 2019-4, Class D, 2.70%, 2/16/2027	5,000	5,157
DT Auto Owner Trust
Series 2017-3A, Class D, 3.58%, 5/15/2023(a)	122	123
Series 2017-4A, Class D, 3.47%, 7/17/2023(a)	80	80
Series 2017-2A, Class E, 6.03%, 1/15/2024(a)	1,500	1,539
Series 2019-4A, Class B, 2.36%, 1/16/2024(a)	3,560	3,608
Series 2017-1A, Class E, 5.79%, 2/15/2024(a)	5,000	5,054
Series 2018-3A, Class D, 4.19%, 7/15/2024(a)	800	832
Series 2019-4A, Class C, 2.73%, 7/15/2025(a)	2,068	2,119
Series 2019-4A, Class D, 2.85%, 7/15/2025(a)	10,000	10,312
Series 2020-1A, Class C, 2.29%, 11/17/2025(a)	5,156	5,265
Series 2020-1A, Class D, 2.55%, 11/17/2025(a)	3,735	3,812
Series 2020-1A, Class E, 3.48%, 2/16/2027(a)	5,000	5,031
Exeter Automobile Receivables Trust
Series 2018-3A, Class C, 3.71%, 6/15/2023(a)	409	414

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-3A, Class D, 6.40%, 7/17/2023(a)	3,000	3,071
Series 2017-1A, Class D, 6.20%, 11/15/2023(a)	1,860	1,931
Series 2019-3A, Class C, 2.79%, 5/15/2024(a)	1,500	1,531
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	3,385	3,626
Series 2019-4A, Class C, 2.44%, 9/16/2024(a)	5,000	5,102
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	3,850	4,014
Series 2020-1A, Class C, 2.49%, 1/15/2025(a)	2,700	2,772
Series 2019-3A, Class D, 3.11%, 8/15/2025(a)	620	639
Series 2019-4A, Class D, 2.58%, 9/15/2025(a)	7,940	8,146
Series 2020-1A, Class D, 2.73%, 12/15/2025(a)	1,440	1,495
Series 2020-2A, Class D, 4.73%, 4/15/2026(a)	5,000	5,408
Series 2019-3A, Class E, 4.00%, 8/17/2026(a)	810	828
Series 2019-4A, Class E, 3.56%, 10/15/2026(a)	3,000	3,054
Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024(a)	2,750	2,782
First Investors Auto Owner Trust Series 2019-2A, Class B, 2.47%, 1/15/2025(a)	3,095	3,164
Flagship Credit Auto Trust
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	90	90
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	300	308
Series 2019-4, Class B, 2.53%, 11/17/2025(a)	3,360	3,468
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	2,480	2,575
Series 2020-1, Class C, 2.24%, 1/15/2026(a)	3,460	3,548
FREED ABS Trust
Series 2018-1, Class B, 4.56%, 7/18/2024(a)	190	190
Series 2018-2, Class B, 4.61%, 10/20/2025(a)	500	508
Series 2019-1, Class B, 3.87%, 6/18/2026(a)	830	839
Series 2019-2, Class A, 2.62%, 11/18/2026(a)	1,677	1,687
Series 2019-2, Class B, 3.19%, 11/18/2026(a)	6,410	6,462
Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	4,964	4,979
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023(a)	1,789	1,808
Series 2019-4A, Class B, 2.78%, 9/16/2024(a)	1,500	1,543
Series 2019-3A, Class C, 2.96%, 5/15/2025(a)	5,000	5,143
Series 2019-4A, Class C, 3.06%, 8/15/2025(a)	1,200	1,248
GLS Auto Receivables Trust
Series 2018-1A, Class B, 3.52%, 8/15/2023(a)	500	508
Series 2018-2A, Class C, 4.17%, 4/15/2024(a)	300	310
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028(a)	12,000	12,064
Lendmark Funding Trust Series 2019-2A, Class A, 2.78%, 4/20/2028(a)	11,255	11,559
LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027(a)	1,973	1,983
Marlette Funding Trust
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(a)	24	24
Series 2019-4A, Class A, 2.39%, 12/17/2029(a)	4,721	4,760
Series 2020-1A, Class A, 2.24%, 3/15/2030(a)	1,815	1,827
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(a)	743	687
MFA LLC Series 2018-NPL1, Class A1, 3.88%, 5/25/2048(a)(h)	346	347
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 0.95%, 8/25/2034‡(k)	516	502
Oportun Funding IX LLC Series 2018-B, Class A, 3.91%, 7/8/2024(a)	2,050	2,084
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(a)	1,000	1,028
Series 2018-1A, Class C, 3.75%, 10/15/2024(a)	500	512
Series 2018-1A, Class D, 4.14%, 10/15/2024(a)	7,240	7,536
Prosper Marketplace Issuance Trust
Series 2019-3A, Class A, 3.19%, 7/15/2025(a)	1,238	1,243
Series 2019-4A, Class A, 2.48%, 2/17/2026(a)	1,771	1,778
Regional Management Issuance Trust Series 2019-1, Class A, 3.05%, 11/15/2028(a)	8,182	8,299
Santander Drive Auto Receivables Trust
Series 2017-3, Class E, 4.97%, 1/15/2025	5,000	5,186
Series 2018-1, Class E, 4.37%, 5/15/2025(a)	5,000	5,153

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-4, Class D, 3.98%, 12/15/2025	500	523
Series 2020-3, Class C, 1.12%, 1/15/2026	1,970	1,977
Series 2020-2, Class D, 2.22%, 9/15/2026	6,175	6,305
Series 2020-4, Class D, 1.48%, 1/15/2027	1,785	1,790
Santander Revolving Auto Loan Trust Series 2019-A, Class A, 2.51%, 1/26/2032(a)	14,400	15,323
Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026(a)	2,270	2,257
SoFi Consumer Loan Program LLC
Series 2017-6, Class B, 3.52%, 11/25/2026‡(a)	192	197
Series 2017-6, Class C, 4.02%, 11/25/2026‡(a)	300	305
SoFi Professional Loan Program Trust Series 2020-A, Class A2FX, 2.54%, 5/15/2046(a)	2,625	2,711
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.56%, 11/25/2031(a)	2,167	2,313
United Airlines Pass-Through Trust Series 2019-1, Class AA, 4.15%, 8/25/2031	303	301
United Auto Credit Securitization Trust Series 2020-1, Class C, 2.15%, 2/10/2025(a)	3,800	3,852
Upgrade Receivables Trust Series 2019-2A, Class A, 2.77%, 10/15/2025(a)	1,749	1,752
Upstart Securitization Trust
Series 2019-2, Class A, 2.90%, 9/20/2029(a)	1,709	1,721
Series 2020-1, Class A, 2.32%, 4/22/2030(a)	6,328	6,375
Series 2020-3, Class A, 1.70%, 11/20/2030(a)	8,164	8,191
USASF Receivables LLC Series 2020-1A, Class A, 2.47%, 2/15/2023(a)	3,263	3,292
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044(a)	691	724
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049(a)(h)	2,077	2,082
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡(a)(h)	9,555	9,565
Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023(a)	3,570	3,579
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049‡(a)(h)	7,972	7,989
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050‡(a)(h)	2,815	2,822
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050(a)(h)	10,037	10,037
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034(a)	1,910	1,956
Westlake Automobile Receivables Trust
Series 2018-1A, Class E, 4.53%, 5/15/2023(a)	3,100	3,162
Series 2018-3A, Class D, 4.00%, 10/16/2023(a)	500	515
Series 2019-2A, Class C, 2.84%, 7/15/2024(a)	2,000	2,042
Series 2019-3A, Class C, 2.49%, 10/15/2024(a)	4,500	4,601
Series 2019-2A, Class D, 3.20%, 11/15/2024(a)	1,000	1,030
Series 2019-3A, Class E, 3.59%, 3/17/2025(a)	1,700	1,728
Series 2019-3A, Class F, 4.72%, 4/15/2026(a)	2,000	2,028

TOTAL ASSET-BACKED SECURITIES (Cost $506,003)		513,720

U.S. TREASURY OBLIGATIONS — 9.8%
U.S. Treasury Notes
2.25%, 3/31/2021	85	86
1.75%, 7/15/2022	2,620	2,688
0.13%, 8/31/2022	29,940	29,929
1.63%, 12/15/2022	600	618
1.50%, 1/15/2023	63,505	65,311
1.75%, 1/31/2023	435	450
1.38%, 2/15/2023	4,375	4,492
0.50%, 3/15/2023	173,165	174,484
0.25%, 4/15/2023	9,680	9,700
0.13%, 5/15/2023	17,230	17,213
0.25%, 6/15/2023	1,980	1,984
0.13%, 7/15/2023	47,595	47,530
0.13%, 8/15/2023	50,810	50,740
0.13%, 9/15/2023	44,830	44,756
0.25%, 11/15/2023	16,530	16,560
0.25%, 5/31/2025	415	414
0.25%, 10/31/2025	5,045	5,019
2.38%, 5/15/2029	985	1,117

TOTAL U.S. TREASURY OBLIGATIONS (Cost $470,460)		473,091

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	252	256
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	209	213
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049(a)(k)	3,535	3,580
Series 2019-5, Class A3, 2.92%, 10/25/2049(a)(k)	2,828	2,833
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(a)(k)	1,060	1,058
Series 2019-3, Class A1, 2.93%, 5/25/2059(a)(k)	1,006	1,020
Series 2019-3, Class B1, 4.10%, 5/25/2059‡(a)(k)	1,000	1,011
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1, 3.67%, 7/27/2048(a)(k)	170	173
Series 2018-2, Class B1, 4.89%, 7/27/2048(a)(k)	4,000	4,058
Series 2018-3, Class B1, 5.04%, 9/25/2048(a)(k)	4,000	4,074
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049(a)(k)	251	260
Series 2019-2, Class A3, 3.80%, 4/25/2049(a)(k)	665	683
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	728	596
Series 2006-HYB2, Class 2A1B, 3.42%, 4/20/2036(k)	152	142
CIM Trust
Series 2019-INV2, Class A11, 1.10%, 5/25/2049‡(a)(k)	437	437
Series 2019-INV3, Class A11, 1.10%, 8/25/2049(a)(k)	3,070	3,077
Citigroup Mortgage Loan Trust, Inc.
Series 2019-IMC1, Class A1, 2.72%, 7/25/2049(a)(k)	737	751
Series 2019-IMC1, Class A3, 3.03%, 7/25/2049(a)(k)	696	709
Series 2019-IMC1, Class B1, 3.97%, 7/25/2049‡(a)(k)	410	417
COLT Mortgage Loan Trust
Series 2019-3, Class A1, 2.76%, 8/25/2049(a)(k)	400	404
Series 2019-4, Class A1, 2.58%, 11/25/2049(a)(k)	1,345	1,361
Series 2019-4, Class A2, 2.84%, 11/25/2049(a)(k)	1,180	1,193
Series 2019-4, Class A3, 2.99%, 11/25/2049(a)(k)	1,770	1,782
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2, 2.45%, 8/25/2031‡(a)(k)	4,359	4,337
Series 2019-R04, Class 2M2, 2.25%, 6/25/2039‡(a)(k)	5,103	5,083
Series 2019-R05, Class 1M2, 2.15%, 7/25/2039‡(a)(k)	1,098	1,093
Series 2019-R06, Class 2M2, 2.25%, 9/25/2039‡(a)(k)	8,925	8,889
Series 2019-R07, Class 1M2, 2.25%, 10/25/2039‡(a)(k)	2,698	2,685
Series 2020-R01, Class 1M2, 2.20%, 1/25/2040‡(a)(k)	735	726
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-9, Class 1A2, 5.25%, 10/25/2035	1,426	1,426
Deephaven Residential Mortgage Trust
Series 2017-3A, Class B2, 6.25%, 10/25/2047‡(a)(k)	1,000	990
Series 2019-4A, Class A3, 3.05%, 10/25/2059(a)(k)	2,005	1,990
Series 2019-4A, Class B1, 3.99%, 10/25/2059‡(a)(k)	2,620	2,609
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 0.90%, 10/25/2047(k)	921	842
FHLMC Employees Pension Plan 0.15%, 10/25/2032(k)	7,505	7,355
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M3, 3.45%, 10/25/2027(k)	900	924
Series 2017-DNA3, Class M1, 0.90%, 3/25/2030(k)	33	33
Series 2017-DNA3, Class M2, 2.65%, 3/25/2030(k)	250	253
Series 2018-HQA1, Class M2, 2.45%, 9/25/2030(k)	316	313
FHLMC, REMIC
Series 3806, Class L, 3.50%, 2/15/2026	4,647	4,938
Series 4533, Class KA, 3.00%, 11/15/2026	485	513
Series 3703, Class DY, 4.00%, 8/15/2030	210	230
Series 3036, Class NE, 5.00%, 9/15/2035	175	201
Series 3294, Class NE, 5.50%, 3/15/2037	329	386
Series 4284, Class EJ, 3.00%, 10/15/2038	140	142
Series 3820, Class GJ, 3.50%, 12/15/2039	96	99
Series 3904, Class EC, 2.00%, 8/15/2040	39	39
Series 3966, Class AG, 3.00%, 10/15/2040	1,071	1,102
Series 4091, Class TA, 3.00%, 5/15/2041	117	123

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4467, Class AB, 3.00%, 7/15/2041	451	456
Series 4048, Class CA, 2.00%, 9/15/2041	303	310
Series 4467, Class DA, 3.00%, 11/15/2041	59	59
Series 4012, Class GS, IF, IO, 6.36%, 3/15/2042(k)	8,144	1,947
Series 4809, Class HA, 4.50%, 3/15/2043	536	537
Series 4661, Class HA, 3.00%, 5/15/2043	1,694	1,742
Series 4239, Class LD, 3.00%, 8/15/2043	112	121
Series 4480, Class QA, 3.00%, 11/15/2043	154	160
Series 4711, Class HA, 3.00%, 12/15/2043	82	84
Series 4466, Class NL, 3.50%, 12/15/2043	3,160	3,340
Series 4338, Class SA, IF, IO, 5.86%, 5/15/2044(k)	9,413	1,853
Series 4623, Class EB, 2.50%, 12/15/2044	278	289
Series 4477, Class SA, IF, IO, 6.01%, 5/15/2045(k)	7,702	1,562
Series 4505, Class SA, IF, IO, 6.01%, 8/15/2045(k)	6,094	1,580
Series 4843, Class PH, 4.00%, 7/15/2046	2,432	2,474
Series 4681, Class SD, IF, IO, 6.01%, 5/15/2047(k)	626	121
Series 4924, Class YP, 3.00%, 2/25/2049	5,476	5,859
Series 4906, Class QS, IF, IO, 5.90%, 9/25/2049(k)	8,133	1,656
Series 4925, Class SA, IF, IO, 5.90%, 10/25/2049(k)	8,625	1,572
Series 4925, Class SH, IF, IO, 5.95%, 10/25/2049(k)	14,299	2,984
Series 4937, Class MS, IF, IO, 5.90%, 12/25/2049(k)	23,075	4,290
Series 4954, Class SB, IF, IO, 5.90%, 2/25/2050(k)	14,398	2,908
Series 4954, Class SY, IF, IO, 5.90%, 2/25/2050(k)	14,815	2,784
Series 4632, Class MA, 4.00%, 8/15/2054	11,131	12,038
Series 4634, Class MD, 5.00%, 11/15/2054	24,602	26,616
Series 4630, Class MA, 4.00%, 1/15/2055	21,221	22,664
Series 4839, Class WS, IF, IO, 5.96%, 8/15/2056(k)	19,563	5,058
FHLMC, STRIPS
Series 306, Class 250, 2.50%, 5/15/2028	142	147
Series 267, Class S5, IF, IO, 5.86%, 8/15/2042(k)	7,602	1,641
Series 342, Class S7, IF, IO, 5.97%, 2/15/2045(k)	2,996	700
FNMA, Connecticut Avenue Securities
Series 2017-C07, Class 2M2, 2.65%, 5/25/2030(k)	3,064	3,048
Series 2018-C01, Class 1M2, 2.40%, 7/25/2030(k)	2,193	2,180
Series 2018-C02, Class 2M2, 2.35%, 8/25/2030(k)	2,617	2,581
Series 2018-C05, Class 1M2, 2.50%, 1/25/2031(k)	7,052	7,004
FNMA, REMIC
Series 2013-40, Class VA, 3.50%, 5/25/2026	893	935
Series 2017-41, Class MV, 4.00%, 8/25/2028	2,194	2,432
Series 2014-3, Class AM, 2.50%, 1/25/2032	1,382	1,419
Series 2013-67, Class VB, 4.00%, 6/25/2032	400	422
Series 2014-12, Class ED, 2.50%, 12/25/2032	1,096	1,135
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,820	176
Series 2015-80, Class CA, 3.00%, 4/25/2040	309	311
Series 2014-84, Class KA, 3.00%, 11/25/2040	506	515
Series 2013-81, Class AE, 3.50%, 2/25/2041	690	725
Series 2016-11, Class LA, 3.50%, 5/25/2042	1,784	1,845
Series 2015-55, Class QA, 3.50%, 10/25/2042	103	105
Series 2015-2, Class PA, 2.25%, 3/25/2044	155	160
Series 2015-27, Class HA, 3.00%, 3/25/2044	6,623	6,987
Series 2014-75, Class JA, 3.00%, 10/25/2044	397	424
Series 2016-63, Class JA, 2.50%, 12/25/2044	371	388
Series 2017-14, Class DA, 3.00%, 2/25/2045	857	889
Series 2015-54, Class FA, 0.50%, 7/25/2045(k)	104	104
Series 2015-85, Class SA, IF, IO, 5.47%, 11/25/2045(k)	6,606	1,153
Series 2016-40, Class FA, 0.80%, 7/25/2046(k)	31	32
Series 2016-74, Class GS, IF, IO, 5.85%, 10/25/2046(k)	2,895	670
Series 2017-13, Class AS, IF, IO, 5.90%, 2/25/2047(k)	704	156
Series 2017-31, Class SG, IF, IO, 5.95%, 5/25/2047(k)	15,230	3,026
Series 2017-47, Class ST, IF, IO, 5.95%, 6/25/2047(k)	692	170

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-69, Class SH, IF, IO, 6.05%, 9/25/2047(k)	675	147
Series 2019-17, Class GB, 4.00%, 10/25/2047	1,442	1,557
Series 2018-27, Class SE, IF, IO, 6.05%, 5/25/2048(k)	1,405	305
Series 2019-31, Class S, IF, IO, 5.90%, 7/25/2049(k)	7,909	1,612
Series 2019-42, Class SK, IF, IO, 5.90%, 8/25/2049(k)	7,133	1,327
Series 2016-98, Class A, 4.00%, 6/25/2050	23,632	24,924
Series 2016-98, Class DA, 4.00%, 12/25/2051	32,894	35,629
Series 2017-46, Class LB, 3.50%, 12/25/2052	541	564
Series 2017-49, Class JD, 3.50%, 7/25/2053	1,910	1,976
Series 2017-49, Class JA, 4.00%, 7/25/2053	1,791	1,875
Series 2017-96, Class KA, 3.00%, 1/25/2055	643	685
FWDSecuritization Trust
Series 2019-INV1, Class A3, 3.11%, 6/25/2049(a)(k)	725	729
Series 2019-INV1, Class M1, 3.48%, 6/25/2049‡(a)(k)	500	492
GCAT LLC Series 2019-NQM1, Class M1, 3.85%, 2/25/2059‡(a)(k)	500	504
GCAT Trust
Series 2019-NQM2, Class A1, 2.86%, 9/25/2059(a)(h)	2,077	2,114
Series 2019-NQM2, Class A3, 3.16%, 9/25/2059(a)(h)	2,456	2,489
Series 2019-NQM2, Class B1, 4.01%, 9/25/2059‡(a)(k)	2,000	2,029
GNMA
Series 2013-180, Class VM, 3.00%, 8/16/2036	777	787
Series 2010-101, Class LE, 3.00%, 8/20/2039	49	49
Series 2010-166, Class SD, IF, IO, 5.87%, 12/20/2040(k)	1,062	248
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	470	79
Series 2015-123, Class SE, IF, IO, 5.57%, 9/20/2045(k)	8,751	1,453
Series 2016-108, Class SM, IF, IO, 5.95%, 8/20/2046(k)	1,298	298
Series 2016-146, Class NS, IF, IO, 5.95%, 10/20/2046(k)	1,649	392
Series 2017-80, Class AS, IF, IO, 6.05%, 5/20/2047(k)	1,523	334
Series 2017-93, Class SE, IF, IO, 6.05%, 6/20/2047(k)	1,634	306
Series 2017-163, Class PA, 3.00%, 7/20/2047	13,129	13,885
Series 2017-117, Class SB, IF, IO, 6.05%, 8/20/2047(k)	1,068	240
Series 2017-134, Class SD, IF, IO, 6.05%, 9/20/2047(k)	1,546	341
Series 2017-155, Class KS, IF, IO, 6.05%, 10/20/2047(k)	1,679	294
Series 2017-163, Class HS, IF, IO, 6.05%, 11/20/2047(k)	7,117	1,340
Series 2017-180, Class SD, IF, IO, 6.05%, 12/20/2047(k)	1,671	382
Series 2018-36, Class SG, IF, IO, 6.05%, 3/20/2048(k)	1,432	249
Series 2018-46, Class AS, IF, IO, 6.05%, 3/20/2048(k)	7,924	1,851
Series 2018-139, Class SB, IF, IO, 6.00%, 10/20/2048(k)	12,332	2,660
Series 2019-71, Class SK, IF, IO, 6.00%, 6/20/2049(k)	7,916	1,327
Series 2019-115, Class SW, IF, IO, 5.95%, 9/20/2049(k)	22,494	3,276
Series 2019-117, Class SA, IF, IO, 5.95%, 9/20/2049(k)	12,301	2,422
Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, 3.45%, 1/25/2059(a)(k)	466	471
Series 2019-2, Class A1, 2.70%, 9/25/2059(a)(k)	1,109	1,123
LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(a)	4,255	4,309
New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049(a)(k)	259	261
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059(a)(k)	7,752	7,957
Series 2019-NQM5, Class A3, 3.07%, 11/25/2059(a)(k)	3,458	3,494
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059‡(a)(k)	3,041	3,015
NYMT Loan Trust Series 2020-SP2, Class A1, 2.94%, 10/25/2060(a)(k)	2,864	2,863
OBX Trust
Series 2020-INV1, Class A11, 1.05%, 12/25/2049(a)(k)	3,501	3,504
Series 2019-EXP3, Class 2A1A, 1.05%, 10/25/2059(a)(k)	2,504	2,503
Series 2019-EXP3, Class 2A1B, 1.05%, 10/25/2059(a)(k)	2,160	2,165
Series 2020-EXP3, Class 2A1, 1.05%, 1/25/2060(a)(k)	3,533	3,533
PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024(a)(k)	5,016	5,043
PRPM LLC
Series 2020-2, Class A1, 3.67%, 8/25/2025(a)(h)	1,354	1,365

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2020-3, Class A1, 2.86%, 9/25/2025(a)(h)	11,953		11,962
Series 2020-5, Class A1, 3.10%, 11/25/2025(a)(h)	8,416		8,433
RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—	(l)	—	(l)
Spruce Hill Mortgage Loan Trust
Series 2019-SH1, Class A1, 3.40%, 4/29/2049(a)(k)	384		390
Series 2019-SH1, Class A3, 3.65%, 4/29/2049(a)(k)	193		195
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, 2.94%, 6/25/2049(a)(k)	1,095		1,111
Series 2019-1, Class A3, 3.30%, 6/25/2049(a)(k)	708		716
Series 2019-1, Class M1, 3.76%, 6/25/2049‡(a)(k)	1,000		1,012
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 0.34%, 7/25/2046(k)	1,387		1,105
Verus Securitization Trust
Series 2019-1, Class A1, 3.84%, 2/25/2059(a)(k)	223		225
Series 2019-2, Class A1, 3.21%, 5/25/2059(a)(k)	355		359
Series 2019-4, Class A1, 2.64%, 11/25/2059(a)(h)	3,325		3,401
Series 2019-4, Class M1, 3.21%, 11/25/2059‡(a)(k)	1,600		1,636
Series 2019-4, Class B1, 3.86%, 11/25/2059‡(a)(k)	600		593
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 3.62%, 5/25/2035(k)	129		131

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $402,821)			407,999

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.1%
Ashford Hospitality Trust Series 2018-KEYS, Class B, 1.59%, 6/15/2035‡(a)(k)	600		563
Barclays Commercial Mortgage Trust Series 2019-C5, Class XA, IO, 1.02%, 11/15/2052(k)	112,494		6,541
BHMS Series 2018-ATLS, Class A, 1.39%, 7/15/2035(a)(k)	500		484
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1.84%, 11/15/2035‡(a)(k)	1,435		1,428
Series 2020-BXLP, Class C, 1.26%, 12/15/2036‡(a)(k)	5,230		5,197
Series 2020-BXLP, Class D, 1.39%, 12/15/2036‡(a)(k)	3,717		3,668
Series 2020-BXLP, Class F, 2.14%, 12/15/2036‡(a)(k)	7,503		7,334
BX Trust Series 2019-CALM, Class E, 2.14%, 11/15/2032‡(a)(k)	3,750		3,567
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 2.29%, 12/15/2037‡(a)(k)	200		197
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 1.19%, 7/15/2032‡(a)(k)	365		365
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.90%, 1/10/2036‡(a)(k)	400		412
Series 2019-PRM, Class C, 3.90%, 5/10/2036‡(a)	1,750		1,810
Series 2019-PRM, Class D, 4.35%, 5/10/2036‡(a)	2,144		2,201
Series 2019-PRM, Class E, 4.89%, 5/10/2036‡(a)(k)	1,000		1,020
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)	2,000		1,588
Commercial Mortgage Trust
Series 2015-3BP, Class B, 3.35%, 2/10/2035‡(a)(k)	7,185		7,612
Series 2020-CBM, Class D, 3.75%, 2/10/2037‡(a)(k)	10,000		9,505
Series 2020-CBM, Class E, 3.75%, 2/10/2037‡(a)(k)	10,000		8,852
Series 2014-CR14, Class B, 4.77%, 2/10/2047‡(k)	4,523		4,920
Series 2014-UBS2, Class D, 5.16%, 3/10/2047‡(a)(k)	1,500		1,296
Series 2014-UBS3, Class B, 4.31%, 6/10/2047‡	2,000		2,149
Series 2014-CR19, Class D, 4.87%, 8/10/2047(a)(k)	3,291		3,027
Series 2014-CR20, Class D, 3.22%, 11/10/2047(a)	4,000		3,000
Series 2014-CR21, Class D, 4.07%, 12/10/2047‡(a)(k)	4,000		2,984
Series 2015-CR23, Class D, 4.43%, 5/10/2048‡(k)	2,000		1,773
Series 2015-LC21, Class D, 4.48%, 7/10/2048‡(k)	1,000		833
Series 2019-GC44, Class XA, IO, 0.77%, 8/15/2057(k)	66,756		2,862
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.37%, 5/15/2036‡(a)(k)	1,200		1,199
DBUBS Mortgage Trust Series 2011-LC1A, Class C, 5.77%, 11/10/2046(a)(k)	245		245
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K018, Class X1, IO, 1.42%, 1/25/2022(k)	4,948		45

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K027, Class X1, IO, 0.86%, 1/25/2023(k)	10,473	130
Series K034, Class X1, IO, 0.21%, 7/25/2023(k)	162,656	394
Series K033, Class X1, IO, 0.41%, 7/25/2023(k)	50,937	347
Series KC03, Class X1, IO, 0.63%, 11/25/2024(k)	58,466	982
Series KC06, Class X1, IO, 1.03%, 6/25/2026(k)	38,000	1,301
Series K734, Class X3, IO, 2.24%, 7/25/2026(k)	40,000	4,031
Series KC05, Class X1, IO, 1.34%, 6/25/2027(k)	28,947	1,648
Series K739, Class X1, IO, 1.29%, 9/25/2027(k)	67,055	4,887
Series K078, Class X1, IO, 0.23%, 6/25/2028(k)	49,801	445
Series K082, Class X3, IO, 2.29%, 10/25/2028(k)	8,700	1,230
Series K096, Class X3, IO, 2.11%, 7/25/2029(k)	48,000	6,794
Series K090, Class X3, IO, 2.39%, 10/25/2029(k)	32,598	5,295
Series K112, Class X1, IO, 1.54%, 5/25/2030(k)	24,994	2,891
Series K114, Class X1, IO, 1.21%, 6/25/2030(k)	66,476	6,074
Series K105, Class X3, IO, 2.04%, 6/25/2030(k)	40,058	5,871
Series K723, Class X3, IO, 1.98%, 10/25/2034(k)	7,410	359
Series K-1516, Class X1, IO, 1.63%, 5/25/2035(k)	34,972	5,829
Series Q012, Class X, IO, 4.24%, 9/25/2035(k)	14,955	3,945
Series K025, Class X3, IO, 1.81%, 11/25/2040(k)	3,360	96
Series K721, Class X3, IO, 1.34%, 11/25/2042(k)	6,071	134
Series K054, Class X3, IO, 1.65%, 4/25/2043(k)	3,700	269
Series K068, Class X3, IO, 2.13%, 10/25/2044(k)	3,368	397
Series K059, Class X3, IO, 1.98%, 11/25/2044(k)	5,700	552
Series K061, Class X3, IO, 2.04%, 12/25/2044(k)	2,775	284
Series K070, Class X3, IO, 2.11%, 12/25/2044(k)	16,537	1,987
Series K072, Class X3, IO, 2.21%, 12/25/2045(k)	1,200	152
Series K087, Class X3, IO, 2.39%, 1/25/2046(k)	14,050	2,140
Series K097, Class X3, IO, 2.09%, 9/25/2046(k)	20,477	2,917
Series K103, Class X3, IO, 1.91%, 12/25/2046(k)	44,892	5,984
Series K104, Class X3, IO, 1.96%, 2/25/2047(k)	25,300	3,560
Series K088, Class X3, IO, 2.42%, 2/25/2047(k)	10,500	1,688
Series K735, Class X3, IO, 2.23%, 5/25/2047(k)	40,532	4,163
Series K093, Class X3, IO, 2.28%, 5/25/2047(k)	50,000	7,596
Series K092, Class X3, IO, 2.32%, 5/25/2047(k)	39,434	6,173
Series K095, Class X3, IO, 2.17%, 8/25/2047(k)	25,000	3,674
Series K736, Class X3, IO, 2.08%, 9/25/2047(k)	50,000	4,925
Series K099, Class X3, IO, 2.02%, 10/25/2047(k)	13,745	1,903
Series K112, Class X3, IO, 3.10%, 7/25/2048(k)	8,600	1,959
Series K114, Class X3, IO, 2.83%, 8/25/2048(k)	10,750	2,222
FNMA ACES Series 2019-M21, Class X2, IO, 1.46%, 2/25/2031(k)	34,752	3,758
FNMA, Multifamily REMIC Trust Series 2020-M37, Class X, IO, 1.23%, 4/25/2032(k)	82,814	6,785
FREMF Series 2018-KF46, Class B, 2.09%, 3/25/2028(a)(k)	304	293
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.87%, 7/25/2024(a)(k)	2,000	2,100
Series 2017-KF36, Class B, 2.79%, 8/25/2024(a)(k)	3,469	3,392
Series 2017-KF34, Class B, 2.84%, 8/25/2024(a)(k)	4,301	4,248
Series 2017-KF38, Class B, 2.64%, 9/25/2024(a)(k)	138	134
Series 2017-KF39, Class B, 2.64%, 11/25/2024(a)(k)	143	142
Series 2018-KF42, Class B, 2.34%, 12/25/2024(a)(k)	2,407	2,335
Series 2018-KF53, Class B, 2.19%, 10/25/2025(k)	1,017	964
Series 2019-KC03, Class B, 4.51%, 1/25/2026(a)(k)	5,000	5,154
Series 2019-KF60, Class B, 2.49%, 2/25/2026(a)(k)	3,520	3,463
Series 2019-KF62, Class B, 2.19%, 4/25/2026(a)(k)	913	865
Series 2019-KC06, Class B, 3.95%, 9/25/2026(a)(k)	7,600	7,371
Series 2018-KSW4, Class B, 2.59%, 10/25/2028(k)	7,243	6,745
Series 2011-K15, Class B, 5.13%, 8/25/2044(a)(k)	135	138
Series 2012-K17, Class B, 4.47%, 12/25/2044(a)(k)	280	289

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-K18, Class B, 4.37%, 1/25/2045(a)(k)	385	398
Series 2012-K19, Class B, 4.16%, 5/25/2045(a)(k)	300	311
Series 2012-K21, Class B, 4.07%, 7/25/2045(a)(k)	530	553
Series 2013-K26, Class B, 3.72%, 12/25/2045(a)(k)	6,500	6,818
Series 2011-K12, Class B, 4.51%, 1/25/2046(a)(k)	500	500
Series 2013-K31, Class C, 3.74%, 7/25/2046(a)(k)	3,000	3,149
Series 2013-K34, Class B, 3.86%, 9/25/2046(a)(k)	1,000	1,069
Series 2011-K14, Class B, 5.35%, 2/25/2047(a)(k)	1,100	1,115
Series 2014-K716, Class B, 4.08%, 8/25/2047(a)(k)	250	253
Series 2014-K40, Class C, 4.21%, 11/25/2047(a)(k)	2,000	2,180
Series 2011-K13, Class B, 4.77%, 1/25/2048(a)(k)	600	602
Series 2015-K49, Class B, 3.85%, 10/25/2048(a)(k)	5,282	5,736
Series 2015-K51, Class C, 4.09%, 10/25/2048(a)(k)	4,955	5,239
Series 2011-K11, Class B, 4.57%, 12/25/2048(a)(k)	132	132
Series 2017-K726, Class C, 4.13%, 7/25/2049(a)(k)	2,300	2,412
Series 2017-K729, Class B, 3.80%, 11/25/2049(a)(k)	200	215
Series 2017-K729, Class C, 3.80%, 11/25/2049(a)(k)	3,000	3,107
Series 2017-K62, Class C, 4.00%, 1/25/2050(a)(k)	5,081	5,371
Series 2018-K730, Class C, 3.92%, 2/25/2050(a)(k)	3,000	3,124
Series 2017-K728, Class B, 3.76%, 11/25/2050(a)(k)	1,825	1,957
GB Trust
Series 2020-FLIX, Class A, 1.26%, 8/15/2037(a)(k)	5,100	5,107
Series 2020-FLIX, Class B, 1.49%, 8/15/2037‡(a)(k)	1,520	1,525
Series 2020-FLIX, Class C, 1.74%, 8/15/2037‡(a)(k)	2,000	2,009
GNMA
Series 2015-115, IO, 0.50%, 7/16/2057(k)	2,253	75
Series 2017-54, IO, 0.59%, 12/16/2058(k)	13,836	700
Series 2017-23, IO, 0.69%, 5/16/2059(k)	2,646	128
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class A, 1.05%, 11/21/2035(a)(k)	51	51
GRACE Mortgage Trust Series 2014-GRCE, Class B, 3.52%, 6/10/2028‡(a)	4,100	4,108
GS Mortgage Securities Trust
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(a)	2,000	1,421
Series 2013-GC12, Class D, 4.59%, 6/10/2046‡(a)(k)	2,000	1,639
Series 2015-GC34, Class D, 2.98%, 10/10/2048	1,500	1,044
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.36%, 1/15/2049‡(a)(k)	2,320	1,755
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 0.94%, 5/15/2036(a)(k)	950	948
LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AJ, 6.44%, 7/15/2040(k)	81	78
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class C, 5.07%, 4/15/2047(k)	300	317
Series 2014-C17, Class C, 4.64%, 8/15/2047(k)	5,411	5,532
Series 2014-C17, Class D, 4.88%, 8/15/2047(a)(k)	2,000	1,818
Series 2014-C18, Class B, 4.63%, 10/15/2047‡(k)	12,000	12,978
Series 2016-C31, Class B, 3.88%, 11/15/2049(k)	2,577	2,527
Series 2015-C23, Class D, 4.28%, 7/15/2050‡(a)(k)	2,000	1,798
Morgan Stanley Capital I Trust
Series 2018-SUN, Class B, 1.34%, 7/15/2035‡(a)(k)	250	240
Series 2011-C1, Class E, 5.80%, 9/15/2047‡(a)(k)	3,000	3,001
Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053(k)	21,284	3,106
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036(a)	6,960	7,275
Series 2019-PARK, Class B, 2.72%, 12/15/2036‡(a)	6,000	6,142
Series 2019-PARK, Class D, 2.72%, 12/15/2036‡(a)	10,000	9,930
Series 2019-PARK, Class E, 2.72%, 12/15/2036‡(a)	7,500	7,322
MSCG Trust Series 2018-SELF, Class A, 1.04%, 10/15/2037(a)(k)	9,800	9,800
Multifamily Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.85%, 10/15/2049‡(a)(k)	3,257	3,111
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(a)	232	234

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048(a)(k)	2,499	2,544
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045‡(k)	150	156
Series 2013-C12, Class B, 3.86%, 3/15/2048(k)	150	157
Series 2014-C22, Class D, 4.05%, 9/15/2057‡(a)(k)	1,000	819
Series 2014-C22, Class B, 4.37%, 9/15/2057‡(k)	8,000	8,581

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $400,331)		392,298

FOREIGN GOVERNMENT SECURITIES — 1.2%
Arab Republic of Egypt (Egypt)
6.13%, 1/31/2022(c)	700	726
5.58%, 2/21/2023(c)	500	523
5.75%, 5/29/2024(a)	2,100	2,210
5.75%, 5/29/2024(c)	1,100	1,158
5.88%, 6/11/2025(c)	500	528
Dominican Republic Government Bond (Dominican Republic) 5.50%, 1/27/2025(c)	2,500	2,720
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(c)	5,500	5,400
Federal Republic of Nigeria (Nigeria)
7.63%, 11/21/2025(c)	2,300	2,591
6.50%, 11/28/2027(c)	4,400	4,616
Hashemite Kingdom of Jordan (Jordan) 4.95%, 7/7/2025(a)	3,070	3,204
Islamic Republic of Pakistan (Pakistan) 8.25%, 4/15/2024(c)	300	323
Kingdom of Bahrain (Bahrain) 5.45%, 9/16/2032(a)	4,414	4,580
Lebanese Republic (Lebanon) 6.38%, 3/9/2020(i)	4,362	654
Republic of Belarus (Belarus) 6.88%, 2/28/2023(c)	2,300	2,371
Republic of Costa Rica (Costa Rica) 4.38%, 4/30/2025(c)	400	356
Republic of Ecuador (Ecuador)
Zero Coupon, 7/31/2030(a)	174	77
0.50%, 7/31/2030(a)(h)	614	389
0.50%, 7/31/2035(a)(h)	1,609	877
0.50%, 7/31/2040(a)(h)	738	363
Republic of El Salvador (El Salvador) 5.88%, 1/30/2025(c)	3,800	3,394
Republic of Ghana (Ghana) 6.38%, 2/11/2027(c)	3,600	3,615
Republic of Kenya (Kenya) 6.88%, 6/24/2024(c)	4,300	4,651
Republic of Paraguay (Paraguay) 4.95%, 4/28/2031(a)	960	1,139
Republic of Senegal (Senegal)
8.75%, 5/13/2021(c)	1,130	1,168
6.25%, 7/30/2024(c)	1,100	1,200
Ukraine Government Bond (Ukraine)
7.75%, 9/1/2023(c)	4,700	5,102
8.99%, 2/1/2024(c)	1,600	1,786

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $58,131)		55,721

LOAN ASSIGNMENTS — 0.2%(m)
Construction Materials — 0.0%(b)
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027(d)(n)	1,100	1,090

Containers & Packaging — 0.1%
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027(d)(n)	1,250	1,248

Diversified Financial Services — 0.0%(b)
Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 10/1/2026(d)(n)	1,075	1,073

Electrical Equipment — 0.0%(b)
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 3/2/2027(d)(n)	1,100	1,082

Machinery — 0.0%(b)
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(d)(n)	1,250	1,246

Media — 0.0%(b)
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 10/10/2025(d)(n)	1,250	1,228

Software — 0.1%
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(d)(n)	1,100	1,097
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/2027(d)(n)	1,100	1,095

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 2/25/2027(d)(n)	1,175	1,155

		3,347

TOTAL LOAN ASSIGNMENTS (Cost $10,323)		10,314

	Shares (000)
COMMON STOCKS — 0.0%(b)
Oil, Gas & Consumable Fuels — 0.0%(b)
Denbury, Inc.*	9	209
EP Energy Corp.*	2	39
Oasis Petroleum, Inc.*	17	568
Whiting Petroleum Corp.*	10	224

TOTAL COMMON STOCKS (Cost $1,097)		1,040

SHORT-TERM INVESTMENTS — 4.2%
INVESTMENT COMPANIES — 4.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10%(o)(p)(Cost $197,626)	197,513	197,632

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills 0.10%, 1/7/2021(q)(r)(Cost $6,704)	6,704	6,704

TOTAL SHORT-TERM INVESTMENTS (Cost $204,330)		204,336

Total Investments — 98.9% (Cost $4,708,206)		4,777,069
Other Assets Less Liabilities — 1.1%		51,097

Net Assets — 100.0%		4,828,166

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2020.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(i)	Defaulted security.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(l)	Amount rounds to less than one thousand.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of November 30, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of November 30, 2020.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(r)	The rate shown is the effective yield as of November 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	998	03/2021	USD	220,409	59
U.S. Treasury 5 Year Note	1,628	03/2021	USD	205,128	(9)
U.S. Treasury Long Bond	109	03/2021	USD	19,041	3
U.S. Treasury Ultra Bond	27	03/2021	USD	5,824	(55)

					(2)

Short Contracts
U.S. Treasury 10 Year Note	(969)	03/2021	USD	(133,828)	(9)
U.S. Treasury 10 Year Ultra Note	(405)	03/2021	USD	(63,591)	(18)

					(27)

					(29)

Abbreviations

USD	United States Dollar

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding - sell protection(a) as of November 30, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.04	USD 47,000	2,484	2,198	4,682

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$484,906	$28,814	$513,720
Collateralized Mortgage Obligations	—	369,384	38,615	407,999
Commercial Mortgage-Backed Securities	—	255,059	137,239	392,298
Common Stocks
Oil, Gas & Consumable Fuels	1,001	39	—	1,040

Total Common Stocks	1,001	39	—	1,040

Corporate Bonds	—	2,083,276	—	2,083,276
Foreign Government Securities	—	55,721	—	55,721
Loan Assignments	—	10,314	—	10,314
Mortgage-Backed Securities	—	635,274	—	635,274
U.S. Treasury Obligations	—	473,091	—	473,091
Short-Term Investments
Investment Companies	197,632	—	—	197,632
U.S. Treasury Obligations	—	6,704	—	6,704

Total Short-Term Investments	197,632	6,704	—	204,336

Total Investments in Securities	$198,633	$4,373,768	$204,668	$4,777,069

Appreciation in Other Financial Instruments
Futures Contracts	$62	$—	$—	$62
Swaps	—	2,198	—	2,198

Total Appreciation in Other Financial Instruments	$62	$2,198	$—	$2,260

Depreciation in Other Financial Instruments
Futures Contracts	$(91)	$—	$—	$(91)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities:
Asset-Backed Securities	$43,733	$3	$(106)	$(1)	$7,051	$(10,286)	$1,524	$(13,104)	$28,814
Collateralized Mortgage Obligations	24,529	—	(149)	2	15,896	(4,917)	3,254	—	38,615
Commercial Mortgage-Backed Securities	82,677	(821)	(7,179)	(11)	32,202	(17,404)	53,082	(5,307)	137,239
Corporate Bonds — Wireless Telecommunication Services	486	2	(6)	2	—	(484)	—	—	—

Total	$151,425	$(816)	$(7,440)	$(8)	$55,149	$(33,091)	$57,860	$(18,411)	$204,668

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(7,360,000).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements
(Amounts in thousands)
	Fair Value at November 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$28,814	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (16.77%)
			Constan Default Rate	0.00% - 1.77% (0.03%)
			Yield (Discount Rate of Cash Flows)	0.85% - 8.63% (3.15%)

Asset-Backed Securities	28,814

	38,615	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 25.00% (14.95%)
			Constan Default Rate	0.00% - 0.10% (0.00%)
			Yield (Discount Rate of Cash Flows)	1.57% - 5.56% (3.03%)

Collateralized Mortgage Obligation	38,615

	137,239	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.99%)
			Yield (Discount Rate of Cash Flows)	0.98% - 18.62% (3.92%)

Commercial Mortgage-Backed Securities	137,239

Total	$204,668

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10%(a)(b)	$88,599	$2,237,615	$2,128,490	$(78)	$(14)	$197,632	197,513	$444	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	7,158	4,474	11,632	—	—	—	—	3	—

Total	$95,757	$2,242,089	$2,140,122	$(78)	$(14)	$197,632		$447	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.